Financial Instruments (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012
Available-for-sale investments
Cost Basis	$ 243	$ 200
Gross Unrealized Gain	0	3
Consolidated Balance Sheet Classification - Prepaids and Other Current Assets	100	70
Consolidated Balance Sheet Classification - Other Assets	143	133
Due in one year or less - Cost Basis	100
Due after one year through five years - Cost Basis	143
Level 1 | Recurring
Available-for-sale investments
Fair Value	171	86
Level 2 | Recurring
Available-for-sale investments
Fair Value	72	117
Total | Recurring
Available-for-sale investments
Fair Value	243	203
Due in one year or less - Fair Value	100
Due after one year through five years - Fair Value	143
Corporate debt securities
Available-for-sale investments
Cost Basis	34	33
Gross Unrealized Gain	0	1
Consolidated Balance Sheet Classification - Prepaids and Other Current Assets	11	7
Consolidated Balance Sheet Classification - Other Assets	23	27
Corporate debt securities | Level 1 | Recurring
Available-for-sale investments
Fair Value	0	0
Corporate debt securities | Level 2 | Recurring
Available-for-sale investments
Fair Value	34	34
Corporate debt securities | Total | Recurring
Available-for-sale investments
Fair Value	34	34
U.S. Government debt securities
Available-for-sale investments
Cost Basis	209	167
Gross Unrealized Gain	0	2
Consolidated Balance Sheet Classification - Prepaids and Other Current Assets	89	63
Consolidated Balance Sheet Classification - Other Assets	120	106
U.S. Government debt securities | Level 1 | Recurring
Available-for-sale investments
Fair Value	171	86
U.S. Government debt securities | Level 2 | Recurring
Available-for-sale investments
Fair Value	38	83
U.S. Government debt securities | Total | Recurring
Available-for-sale investments
Fair Value	$ 209	$ 169